Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Defined Contribution Plan Disclosure [Line Items]
Company contributions, employee benefit expenses	$ 9,772	$ 11,275	$ 11,815